Goodwill - Summary of goodwill (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period		$ 727	$ 797
Adjustment on currency translation		76	(45)
Company no longer consolidated		0	(25)
Newly consolidated operations	$ 2,100	2,146	0
Goodwill at end of period	2,949	2,949	727
Lithium
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period		0
Goodwill at end of period	2,146	2,146	0
Richards Bay Minerals
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period		364
Goodwill at end of period	412	412	364
Pilbara
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period		310
Goodwill at end of period	334	334	310
Dampier Salt
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period		53
Goodwill at end of period	57	57	53
cost
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period		14,959	16,237
Goodwill at end of period	17,930	17,930	14,959
accumulated impairment
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period		(14,232)	(15,440)
Goodwill at end of period	$ (14,981)	$ (14,981)	$ (14,232)